Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1899

                    High Income Allocation Portfolio 2018-3

                          Supplement to the Prospectus

As a result of a previously announced acquisition, effective August 14, 2018, TCP Capital Corporation changed its name to BlackRock TCP Capital Corporation ("TCPC").

Notwithstanding anything to the contrary in the Prospectus, your Portfolio now holds, and will continue to purchase shares of TCPC.

Supplement Dated: August 14, 2018